Retirement Benefit Plans - Summary of Actuarial Valuation of Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Represented by:
Pension assets (Note 14)	$ 224	$ 449
Accrued retirement benefit liability	(420)	(517)
Defined Benefit Pension Plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	(352)
Balance at end of year liability (asset)	(147)	(352)
Funding surplus (deficit)	537	451
Represented by:
Pension assets (Note 14)	224	449
Accrued retirement benefit liability	(77)	(97)
Net accrued retirement benefit asset (liability)	147	352
Defined Benefit Pension Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	2,407	2,558
Current service cost	63	72
Past service costs arising from plan improvements	4	13
Benefits paid	(140)	(144)
Interest income (expense)	71	59
Obligation experience adjustments	12	4
Effect from change in financial assumptions	(595)	(159)
Effect from change in demographic assumptions	2	4
Changes in foreign exchange rates	10	0
Balance at end of year liability (asset)	1,834	2,407
Represented by:
Net accrued retirement benefit asset (liability)	(1,834)	(2,407)
Defined Benefit Pension Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	(2,858)	(2,812)
Benefits paid	140	144
Interest income (expense)	(86)	(66)
Changes in foreign exchange rates	(8)	0
Balance at end of year liability (asset)	(2,371)	(2,858)
Return on plan assets, excluding amounts included in interest income	(460)	102
Contributions by the employer	19	22
Represented by:
Net accrued retirement benefit asset (liability)	2,371	2,858
Defined Benefit Pension Plans | Less effect of the asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	99	72
Interest income (expense)	9	2
Balance at end of year liability (asset)	390	99
Change in asset ceiling	282	25
Represented by:
Net accrued retirement benefit asset (liability)	(390)	(99)
Non-Pension Post- Retirement Benefit Plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	420
Balance at end of year liability (asset)	343	420
Funding surplus (deficit)	(343)	(420)
Represented by:
Pension assets (Note 14)	0	0
Accrued retirement benefit liability	(343)	(420)
Net accrued retirement benefit asset (liability)	(343)	(420)
Non-Pension Post- Retirement Benefit Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	420	445
Current service cost	26	14
Past service costs arising from plan improvements	0	3
Benefits paid	(16)	(14)
Interest income (expense)	12	11
Obligation experience adjustments	(5)	(13)
Effect from change in financial assumptions	(98)	(24)
Effect from change in demographic assumptions	0	3
Changes in foreign exchange rates	4	(5)
Balance at end of year liability (asset)	343	420
Represented by:
Net accrued retirement benefit asset (liability)	(343)	(420)
Non-Pension Post- Retirement Benefit Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	0	0
Benefits paid	16	14
Interest income (expense)	0	0
Changes in foreign exchange rates	0	0
Balance at end of year liability (asset)	0	0
Return on plan assets, excluding amounts included in interest income	0	0
Contributions by the employer	16	14
Represented by:
Net accrued retirement benefit asset (liability)	0	0
Non-Pension Post- Retirement Benefit Plans | Less effect of the asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	0	0
Interest income (expense)	0	0
Balance at end of year liability (asset)	0	0
Change in asset ceiling	0	0
Represented by:
Net accrued retirement benefit asset (liability)	$ 0	$ 0